Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 618	$ 608
Derivative assets	731	942
Derivative liabilities	383	415
Potential reduction in net position of total derivative assets	267	255
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,704	8,586
Equity investments	0	4
Debt securities - current	618	608
Debt securities - noncurrent		11
Derivative assets	731	942
Total assets	9,053	10,151
Derivative liabilities	383	415
Potential reduction in net position of total derivative assets	267	255
Potential reduction in net position of total derivative liabilities	267	255
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	385	185
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	347	757
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	177	377
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	206	38
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,679	8,066
Recurring | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		96
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	25	26
Recurring | Canadian government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		398
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	25	26
Equity investments	0	4
Debt securities - noncurrent		4
Derivative assets	1
Total assets	26	33
Derivative liabilities	40
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	25	26
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,679	8,560
Debt securities - current	618	608
Debt securities - noncurrent		7
Derivative assets	731	942
Total assets	9,028	10,117
Derivative liabilities	343	415
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 7,679	8,066
Recurring | Level 2 | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		96
Recurring | Level 2 | Canadian government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		$ 398